Net Loss Per Share	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Earnings Per Share [Abstract]
Net Loss Per Share

Note 13. Net Loss Per Share

The following table presents the computation of basic and diluted net loss per share (in thousands, except per share data):

	Three Months Ended March 31,
	2025	2024
Numerator:
Net loss	$(20,504)	$(11,163)
Denominator:
Weighted average common shares outstanding, basic and diluted	38,718	38,126

Net loss per share, basic and diluted	$(0.53)	$(0.29)

As the Company was in a net loss position for all periods listed in the table below, the following common share equivalents (calculated on a weighted average basis) were excluded from the calculation of diluted net loss per share (in thousands):

	Three Months Ended March 31,
	2025	2024
Stock options	5,018	3,520
RSUs	1,688	1,497
Estimated ESPP purchases	8	19
Total dilutive shares	6,714	5,036

Note 11. Net Loss Per Share

The following table presents the computation of basic and diluted net loss per share (in thousands, except per share data):

	Year Ended December 31,
	2024	2023	2022
Numerator:
Net loss	$(38,531)	$(28,354)	$(99,574)
Denominator:
Weighted average common shares outstanding, basic and diluted	38,367	37,594	36,991

Net loss per share, basic and diluted	$(1.00)	$(0.75)	$(2.69)

As the Company was in a net loss position for all periods, the following common share equivalents were excluded from the calculation of diluted net loss per share because their effect would be anti-dilutive (in thousands):

	Year Ended December 31,
	2024	2023	2022
Stock options	3,561	2,783	2,432
Common stock and RSUs	1,341	1,513	908
Estimated ESPP purchases	8	23	52
Total dilutive shares	4,910	4,319	3,392